Note 11 - Long-term Debt - Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
2024	$ 18,000
Thereafter	0
Long-term debt	$ 18,000	$ 18,000